Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Vendor prepayments	$ 37,817	$ 65,739
VAT recoverable and other current assets	64,282	41,243
Prepaid insurance	448,503	36,496
Prepaid expenses	43,137	154,520
Total prepaid expenses and other current assets	$ 593,738	$ 297,998